Supplemental Guarantor Information - Condensed Consolidating Statements of Financial Position (Detail) $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Assets:
Cash and cash equivalents	$ 21,659,962	$ 1,100	$ 24,270,473	$ 1,233	$ 23,218,383	$ 45,160,032
Equity investments at fair value through OCI and other short-term investments	49,015,934	2,490	59,120,676
Accounts receivable and derivative financial instruments	221,514,468		201,813,528
Related parties	1,263,605	64	868,230
Inventories, net	40,305,362	2,048	38,809,565
Other current assets	15,296,193	777	17,352,746
Property, plant and equipment, net	640,000,720	32,516	676,343,198		701,190,066	573,528,878
Investments in associated companies	3,132,707	159	3,735,172		3,603,484
Intangible assets and other non- current assets, net	437,034,441		463,898,264
Total assets	1,429,223,392	72,613	1,486,211,852		1,515,042,274
Liabilities:
Short-term debt and current portion of long-term debt	96,230,634	4,889	51,745,841
Current liabilities	370,860,255		361,590,656
Long-term debt	542,691,819	27,572	646,139,058
Other non-current liabilities	173,568,262		166,102,780
Total liabilities	1,183,350,970	60,121	1,225,578,335		1,244,018,507
Equity attributable to equity holders of the parent	195,995,645	9,958	194,164,312
Non-controlling interests	49,876,777	2,534	66,469,205
Total equity	245,872,422	12,492	260,633,517		271,023,767	160,854,186
Total liabilities and equity	1,429,223,392	$ 72,613	1,486,211,852
Parent [member]
Assets:
Cash and cash equivalents	8,335,101		7,018,559		4,107,645	13,803,584
Equity investments at fair value through OCI and other short-term investments	9,511,368		10,303,535
Accounts receivable and derivative financial instruments	31,462,176		9,874,652
Related parties	199,566,671		208,240,067
Inventories, net	215,055		264,649
Other current assets			17,805,747
Property, plant and equipment, net	1,340,358		1,996,721
Investments in associated companies	734,944,344		747,771,790
Intangible assets and other non- current assets, net	4,113,902		4,104,268
Total assets	989,488,975		1,007,379,988
Liabilities:
Short-term debt and current portion of long-term debt	52,827,411		34,345,398
Current liabilities	153,489,868		161,940,198
Long-term debt	456,918,590		547,728,176
Other non-current liabilities	130,257,461		69,201,904
Total liabilities	793,493,330		813,215,676
Equity attributable to equity holders of the parent	195,995,645		194,164,312
Total equity	195,995,645		194,164,312
Total liabilities and equity	989,488,975		1,007,379,988
Wholly-owned guarantor subsidiary [member]
Assets:
Cash and cash equivalents	1,745,895		3,553,352		1,948,159	1,468,036
Accounts receivable and derivative financial instruments	35,671,582		24,064,936
Related parties	1,144,534		957,704
Inventories, net	18,495,502		16,700,837
Other current assets	1,218,764		922,245
Property, plant and equipment, net	23,192,546		24,287,904
Investments in associated companies	88,070,845		35,569,788
Intangible assets and other non- current assets, net	26,176,381		73,557,904
Total assets	195,716,049		179,614,670
Liabilities:
Current liabilities	72,282,238		41,304,845
Other non-current liabilities	109,368,210		132,728,838
Total liabilities	181,650,448		174,033,683
Equity attributable to equity holders of the parent	14,065,601		5,580,987
Total equity	14,065,601		5,580,987
Total liabilities and equity	195,716,049		179,614,670
Combined non-guarantor subsidiaries [member]
Assets:
Cash and cash equivalents	11,578,966		13,698,562		$ 17,162,579	$ 29,888,412
Equity investments at fair value through OCI and other short-term investments	39,504,566		48,817,141
Accounts receivable and derivative financial instruments	154,380,710		167,873,940
Related parties	560,142,367		503,895,549
Inventories, net	21,594,805		21,844,079
Other current assets	14,077,429		(1,375,246)
Property, plant and equipment, net	615,467,816		650,058,573
Investments in associated companies	16,926,615		3,457,152
Intangible assets and other non- current assets, net	406,744,158		386,236,092
Total assets	1,840,417,432		1,794,505,842
Liabilities:
Short-term debt and current portion of long-term debt	43,403,223		17,400,443
Current liabilities	597,174,025		797,880,314
Long-term debt	85,773,229		98,410,882
Other non-current liabilities	242,232,897		40,909,234
Total liabilities	968,583,374		954,600,873
Equity attributable to equity holders of the parent	760,485,332		741,988,231
Non-controlling interests	111,348,726		97,916,738
Total equity	871,834,058		839,904,969
Total liabilities and equity	1,840,417,432		1,794,505,842
Eliminations [member]
Assets:
Related parties	(759,589,967)		(712,225,090)
Investments in associated companies	(836,809,097)		(783,063,558)
Total assets	(1,596,399,064)		(1,495,288,648)
Liabilities:
Current liabilities	(452,085,876)		(639,534,701)
Other non-current liabilities	(308,290,306)		(76,737,196)
Total liabilities	(760,376,182)		(716,271,897)
Equity attributable to equity holders of the parent	(774,550,933)		(747,569,218)
Non-controlling interests	(61,471,949)		(31,447,533)
Total equity	(836,022,882)		(779,016,751)
Total liabilities and equity	$ (1,596,399,064)		$ (1,495,288,648)